Convertible promissory notes (Tables)	6 Months Ended
Jun. 30, 2022
Debt Disclosure [Abstract]
Schedule of convertible promissory notes
(In thousands)	December 31, 2021	June 30, 2022
Convertible promissory notes – principal	—	5,000
Convertible promissory notes – discount	—	(262)
Convertible promissory notes – interest	—	(214)
Convertible promissory notes, net	—	4,524